Commitment and Contingencies	6 Months Ended
Jun. 30, 2025
Commitment and Contingencies [Abstract]
Commitment and Contingencies

Note 17 – Commitment and Contingencies

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has two property lease agreements with lease terms ranging for one year and two years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year.

For the years ended December 31, 2023 and 2024, there were no rent expenses for the short term lease.

For the six months ended June 30, 2025, there were 21,115 rental expenses for short term lease incurred.